Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	CONESTOGA FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001175813
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 06, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 06, 2022
Prospectus Date	rr_ProspectusDate	Jan. 31, 2022
Conestoga Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CONESTOGA FUNDS

CONESTOGA SMALL CAP FUND

Supplement dated April 6, 2022

To the Prospectus and Summary Prospectus,

each dated January 31, 2022

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SUMMARY PROSPECTUS. THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SUMMARY PROSPECTUS.

1.	Effective April 1, 2022, the Fund changed the measurement of small-cap companies from those companies within the range of capitalizations of companies included in the Russell 2000® Index on a rolling three-year basis to those companies within the current range of capitalizations included in the Russell 2000® Index at the time of purchase. Accordingly, the disclosure in the Prospectus under “FUND SUMMARIES – Conestoga Small Cap Fund – Principal Investment Strategies” and in the Summary Prospectus under “Principal Investment Strategies” is revised to read as follows.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small market capitalization (“small-cap”) companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investments in foreign securities to exceed 20% of the Fund’s total assets. The Adviser considers small-cap companies for this purpose to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations generally within the range of companies included in the Russell 2000® Index. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. As of December 31, 2021, the capitalization range of the Russell 2000® Index was from $32 million to $14 billion. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in small-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities. The Fund may invest in securities of companies of any market sector and may, from time to time, hold a significant amount of securities of companies within a single sector. Sectors are defined by the Russell Industry Classification Benchmark (“ICB”) Industry Classifications. The Fund currently anticipates that it will have significant exposure to the Industrials and Technology sectors. There is no guarantee that the Fund will achieve its investment objective.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE